UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-03632

Deutsche Tax Free Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	05/31

Date of reporting period:	11/30/2017

ITEM 1.	REPORT TO STOCKHOLDERS

November 30, 2017

Semiannual Report

to Shareholders

Deutsche Intermediate Tax/AMT Free Fund

Contents

3	Letter to Shareholders
4	Performance Summary
8	Portfolio Management Team
8	Portfolio Summary
10	Investment Portfolio
30	Statement of Assets and Liabilities
32	Statement of Operations
33	Statements of Changes in Net Assets

34	Financial Highlights
38	Notes to Financial Statements
46	Information About Your Fund’s Expenses
48	Advisory Agreement Board Considerations and Fee Evaluation
53	Account Management Resources
55	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Although the fund seeks income that is exempt from federal income taxes, a portion of the fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. See the prospectus for details.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	Deutsche Intermediate Tax/AMT Free Fund

Letter to Shareholders

Dear Shareholder:

“Synchronous growth” is the catchphrase for the current market environment — positive momentum in the U.S. as well as for most of the major economies of the globe.

Overseas, both developed and emerging markets continue to improve, marked by low inflation rates, growing corporate earnings and attractive valuations. Here in the U.S., activity remains solid with only limited signs of overheating. Given the notable gains of the past year, a short-term pull-back would not be a surprise. Nevertheless, strong fundamentals remain supportive of this expansion, making it the second longest run in history this spring.

Solid income growth, improvements in net worth, manageable debt, elevated confidence and firm labor markets should continue to support consumer spending. Business investment is also showing signs of picking up, supported by improved confidence, favorable financial conditions and the recent tax reform bill.

The full effect of the new tax policy remains to be seen. While markets can respond almost instantly, and seem to have done so, the economy itself takes time to respond. Our economists believe that the net benefit may be fairly modest with the main beneficiaries being consumption and business investment.

All told, we believe this environment favors a long-term approach, with a focus on thoughtful asset, geographic and sector allocation, rather than market timing calls.

As always, we invite you to visit our website — deutschefunds.com — where you will find the most current insights from our CIO, economists and investment specialists.

Thank you for allowing us to help you address your investment needs.

Best regards,

Hepsen Uzcan President, Deutsche Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Deutsche Intermediate Tax/AMT Free Fund	3

Performance Summary	November 30, 2017 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/17
Unadjusted for Sales Charge	–0.39%	3.59%	1.32%	3.52%
Adjusted for the Maximum Sales Charge (max 2.75% load)	–3.13%	0.74%	0.76%	3.23%
Bloomberg Barclays 7-Year Municipal Bond Index†	–0.71%	4.45%	2.05%	4.26%
Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index†	–0.26%	4.18%	1.97%	3.81%
Average Annual Total Returns as of 9/30/17 (most recent calendar quarter end)
Unadjusted for Sales Charge		0.22%	1.83%	3.70%
Adjusted for the Maximum Sales Charge (max 2.75% load)		–2.54%	1.26%	3.42%
Bloomberg Barclays 7-Year Municipal Bond Index†		0.88%	2.56%	4.53%
Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index†		1.00%	2.39%	4.03%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/17
Unadjusted for Sales Charge	–0.86%	2.81%	0.56%	2.73%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–1.84%	2.81%	0.56%	2.73%
Bloomberg Barclays 7-Year Municipal Bond Index†	–0.71%	4.45%	2.05%	4.26%
Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index†	–0.26%	4.18%	1.97%	3.81%
Average Annual Total Returns as of 9/30/17 (most recent calendar quarter end)
Unadjusted for Sales Charge		–0.45%	1.08%	2.93%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		–0.45%	1.08%	2.93%
Bloomberg Barclays 7-Year Municipal Bond Index†		0.88%	2.56%	4.53%
Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index†		1.00%	2.39%	4.03%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/17
No Sales Charges	–0.27%	3.84%	1.56%	3.72%
Bloomberg Barclays 7-Year Municipal Bond Index†	–0.71%	4.45%	2.05%	4.26%
Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index†	–0.26%	4.18%	1.97%	3.81%
Average Annual Total Returns as of 9/30/17 (most recent calendar quarter end)
No Sales Charges		0.47%	2.06%	3.91%
Bloomberg Barclays 7-Year Municipal Bond Index†		0.88%	2.56%	4.53%
Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index†		1.00%	2.39%	4.03%

4	Deutsche Intermediate Tax/AMT Free Fund

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/17
No Sales Charges	–0.27%	3.84%	1.59%	3.79%
Bloomberg Barclays 7-Year Municipal Bond Index†	–0.71%	4.45%	2.05%	4.26%
Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index†	–0.26%	4.18%	1.97%	3.81%
Average Annual Total Returns as of 9/30/17 (most recent calendar quarter end)
No Sales Charges		0.47%	2.09%	3.98%
Bloomberg Barclays 7-Year Municipal Bond Index†		0.88%	2.56%	4.53%
Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index†		1.00%	2.39%	4.03%

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated October 1, 2017 are 0.79%, 1.55%, 0.62% and 0.55% for Class A, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

A portion of the Fund’s distributions may be subject to federal, state and local taxes. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Deutsche Intermediate Tax/AMT Free Fund	5

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

†	The Bloomberg Barclays 7-Year Municipal Bond Index is an unmanaged, total return subset of the Barclays Municipal Bond Index. It includes maturities of six to eight years.

Effective August 1, 2017, the Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index replaced the Bloomberg Barclays 7-Year Municipal Bond Index as the Fund’s primary comparative index. The Advisor believes that the Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index more closely represents the fund’s duration and maturity profile, and is more suitable for performance comparison.

Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index represents municipal bonds with maturities between 1 and 17 years.

‡	Total returns shown for periods less than one year are not annualized.

6	Deutsche Intermediate Tax/AMT Free Fund

	Class A	Class C	Class S	Institutional Class
Net Asset Value
11/30/17	$11.74	$11.73	$11.74	$11.74
5/31/17	$11.93	$11.93	$11.93	$11.93
Distribution Information as of 11/30/17
Income Dividends, Six Months	$.14	$.10	$.16	$.16
November Income Dividend	$.0247	$.0170	$.0267	$.0269
SEC 30-day Yield‡‡	1.21%	0.45%	1.45%	1.47%
Tax Equivalent Yield‡‡	2.13%	0.80%	2.56%	2.59%
Current Annualized Distribution Rate‡‡	2.52%	1.74%	2.73%	2.75%

‡‡	The SEC yield is net investment income per share earned over the month ended November 30, 2017, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 0.44% and 1.38% for Class C and Class S shares had certain expenses not been reduced. Tax equivalent yield is based on the Fund’s yield and a marginal federal income tax rate of 43.4%. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on November 30, 2017. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 1.73% and 2.66% for Class C and Class S shares had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

Deutsche Intermediate Tax/AMT Free Fund	7

Portfolio Management Team

Ashton P. Goodfield, CFA, Managing Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 1990.

–	Joined Deutsche Asset Management in 1986.

–	Co-Head of Municipal Bonds.

–	BA, Duke University.

Matthew J. Caggiano, CFA, Managing Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 2014.

–	Joined Deutsche Asset Management in 1989.

–	BS, Pennsylvania State University; MS, Boston College.

Peter Aloisi, CFA, Vice President

Portfolio Manager of the fund. Began managing the fund in 2014.

–	Joined Deutsche Asset Management in 2010 with five years of industry experience; previously, served as an Associate at Banc of America Securities.

–	Municipal Trader: Boston.

–	BA and MBA, Boston College.

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio)	11/30/17	5/31/17
Revenue Bonds	56%	56%
General Obligation Bonds	22%	24%
Escrow to Maturity/Prerefunded Bonds	14%	11%
Lease Obligations	8%	9%
	100%	100%

Interest Rate Sensitivity	11/30/17	5/31/17
Effective Maturity	5.2 years	5.2 years
Modified Duration	4.4 years	4.4 years

Effective maturity is the weighted average of the maturity date of bonds held by the fund taking into consideration any available maturity shortening features.

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current interest rate environment.

8	Deutsche Intermediate Tax/AMT Free Fund

Quality (As a % of Investment Portfolio)	11/30/17	5/31/17
AAA	19%	20%
AA	53%	53%
A	24%	23%
BBB	2%	2%
CC	0%	0%
Not Rated	2%	2%
	100%	100%

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Top Five State Allocations (As a % of Investment Portfolio)	11/30/17	5/31/17
Texas	20%	20%
California	9%	9%
New York	8%	8%
Pennsylvania	6%	5%
Illinois	5%	5%

Portfolio holdings and characteristics are subject to change.

For more complete details about the fund’s investment portfolio, see page 10. A quarterly Fact Sheet is available on deutschefunds.com or upon request. Please see the Account Management Resources section on page 53 for contact information.

Deutsche Intermediate Tax/AMT Free Fund	9

Investment Portfolio	as of November 30, 2017 (Unaudited)

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 98.9%
Alabama 0.7%
Alabama, State Public School & College Authority Revenue, Series B, 5.0%, 1/1/2024	9,680,000	11,369,644

Alaska 0.4%
Alaska, State Housing Finance Corp., Mortgage Revenue, Series A, 4.0%, 6/1/2040	605,000	611,123
Alaska, State Housing Finance Corp., State Capital Project Bonds II, Series D, 5.0%, 12/1/2026	5,515,000	6,456,079

		7,067,202

Arizona 1.2%
Arizona, State School Facilities Board, Certificates of Participation, Series A, 5.0%, 9/1/2023	3,500,000	4,054,400
Arizona, State Transportation Board Excise Tax Revenue, Maricopa County Regional Area Road, Prerefunded 7/1/2019 @ 100, 5.0%, 7/1/2025	3,000,000	3,159,420
Arizona, Water Infrastructure Finance Authority Revenue, Water Quality, Series A, Prerefunded 10/1/2020 @ 100, 5.0%, 10/1/2030	3,750,000	4,097,437
Maricopa County, AZ, Industrial Development Authority, Hospital Facility Revenue, Samaritan Health Services, Series B, ETM, 6.0%, 12/1/2019, INS: NATL	895,000	930,952
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series A, 5.0%, 7/1/2028	4,000,000	4,350,160
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, 5.5%, 7/1/2022	2,545,000	2,606,589
Pima County, AZ, Sewer Revenue, Series A, 5.0%, 7/1/2021	650,000	721,936

		19,920,894

California 8.5%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series S-7, 4.0%, 4/1/2029	8,500,000	9,509,375
Series S-7, 4.0%, 4/1/2030	2,845,000	3,155,446
Series F-1, Prerefunded 4/1/2019 @ 100, 5.0%, 4/1/2028	10,000,000	10,466,700
Series F-1, Prerefunded 4/1/2019 @ 100, 5.25%, 4/1/2029	2,500,000	2,624,850
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, Prerefunded 7/1/2019 @ 100, 6.0%, 7/1/2029	4,000,000	4,279,720
California, State Economic Recovery, Series A, Prerefunded 7/1/2019 @ 100, 5.25%, 7/1/2021	5,000,000	5,295,550

The accompanying notes are an integral part of the financial statements.

10	Deutsche Intermediate Tax/AMT Free Fund

	Principal Amount ($)	Value ($)
California, State General Obligation, 5.25%, 10/1/2025	10,000,000	10,648,100
California, State General Obligation, Various Purposes:
4.0%, 9/1/2032	5,000,000	5,462,200
5.25%, 9/1/2027	10,000,000	11,285,300
6.0%, 3/1/2033	3,765,000	4,138,751
California, State Health Facilities Financing Authority Revenue, Sutter Health Obligated Group, Series A, 5.0%, 11/15/2032	2,000,000	2,410,520
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, Prerefunded 11/1/2019 @ 100, 6.25%, 11/1/2021	7,000,000	7,623,070
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, Prerefunded 4/1/2019 @ 100, 6.125%, 4/1/2028	2,000,000	2,121,400
California, State Public Works Board, Lease Revenue, Judicial Council Projects, Series A, 5.0%, 3/1/2024	1,000,000	1,149,630
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2031	10,000,000	10,792,600
Orange County, CA, Airport Revenue, Series A, 5.25%, 7/1/2025	3,000,000	3,169,590
Sacramento, CA, Municipal Utility District, Series U, 5.0%, 8/15/2023, INS: AGMC	4,295,000	4,410,364
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue, Series A, Prerefunded 5/15/2019 @ 100, 5.125%, 5/15/2029	4,000,000	4,210,920
San Diego, CA, Public Facilities Financing Authority, Water Revenue:
Series A, Prerefunded 8/1/2020 @ 100, 5.25%, 8/1/2027	5,000,000	5,481,250
Series A, Prerefunded 8/1/2020 @ 100, 5.25%, 8/1/2028	5,000,000	5,481,250
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series E, 5.25%, 5/1/2024	9,000,000	9,463,320
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Governmental Purpose:
Series C, 5.0%, 5/1/2025	1,145,000	1,234,619
Series C, Prerefunded 5/1/2020 @ 100, 5.0%, 5/1/2025	855,000	925,084
Series C, 5.0%, 5/1/2026	1,635,000	1,762,563
Series C, Prerefunded 5/1/2020 @ 100, 5.0%, 5/1/2026	1,215,000	1,314,594
San Francisco, CA, City & County Public Utilities Commission, Water Revenue, Series A, 4.0%, 11/1/2030	13,000,000	14,438,710
Ventura County, CA, Certificates of Participation, Public Financing Authority III, Prerefunded 8/15/2019 @ 100, 6.0%, 8/15/2026	3,370,000	3,623,694

		146,479,170

The accompanying notes are an integral part of the financial statements.

Deutsche Intermediate Tax/AMT Free Fund	11

	Principal Amount ($)	Value ($)
Colorado 0.6%
Colorado, Health Facilities Authority Revenue, Sisters Leavenworth, Series A, 5.25%, 1/1/2025	2,500,000	2,683,875
Colorado, State Building Excellent School Today, Certificate of Participation, Series G, Prerefunded 3/15/2021 @ 100, 5.0%, 3/15/2025	3,285,000	3,613,894
Colorado, University Enterprise System Revenue, Series A, Prerefunded 6/1/2019 @ 100, 5.5%, 6/1/2023	1,000,000	1,057,870
Denver City & County, CO, Airport Revenue System:
Series B, 5.0%, 11/15/2020	500,000	546,625
Series B, 5.0%, 11/15/2021	500,000	560,695
Series B, 5.0%, 11/15/2022	2,350,000	2,681,441

		11,144,400

Connecticut 1.3%
Connecticut, State General Obligation, Green Bonds, Series F, 5.0%, 10/15/2030	7,000,000	8,070,580
Connecticut, State Housing Finance Program Authority Revenue, Series A-1, 4.0%, 11/15/2047	5,670,000	6,069,452
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure, Series A, 5.0%, 10/1/2027	8,000,000	8,994,480

		23,134,512

Delaware 0.3%
Delaware, Transportation Authority Revenue, 5.0%, 9/1/2024	5,115,000	5,536,527

District of Columbia 0.5%
District of Columbia, General Obligation, Series E, 5.0%, 6/1/2027	2,500,000	3,072,825
District of Columbia, Income Tax Revenue, Series A, 5.0%, 12/1/2023	5,000,000	5,393,250

		8,466,075

Florida 4.8%
Broward County, FL, School Board Certificates of Participation, Series A, 5.0%, 7/1/2023	1,875,000	2,174,606
Dade County, FL, Health Facilities Authority Hospital Revenue, Baptist Hospital of Miami Project, Series A, ETM, 5.75%, 5/1/2021, INS: NATL	1,745,000	1,867,220
Florida, Housing Finance Corp. Revenue, Homeowner Mortgage Special Program, Series A, 5.0%, 7/1/2028	515,000	526,088
Florida, Reedy Creek Improvement District:
Series A, 4.0%, 6/1/2031	2,385,000	2,607,520
Series A, 4.0%, 6/1/2032	1,500,000	1,633,455
Florida, State Board of Public Education, Capital Outlay, Series B, 4.0%, 6/1/2029	1,450,000	1,620,187
Florida, Tohopekaliga Water Utility System Revenue, 4.0%, 10/1/2032	2,145,000	2,332,709

The accompanying notes are an integral part of the financial statements.

12	Deutsche Intermediate Tax/AMT Free Fund

	Principal Amount ($)	Value ($)
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, 5.0%, 10/1/2021	1,335,000	1,487,991
Jacksonville, FL, Water & Sewer System Revenue, Series A, 5.0%, 10/1/2026	5,000,000	5,873,900
Lee County, FL, School Board Certificates of Participation, Series A, 5.0%, 8/1/2027	4,360,000	5,079,836
Miami-Dade County, FL, Aviation Revenue:
Series B, 5.0%, 10/1/2024	4,000,000	4,353,240
Series A, Prerefunded 10/1/2019 @ 100, 5.75%, 10/1/2026	8,000,000	8,605,120
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A-1, 5.5%, 10/1/2025	2,275,000	2,511,737
Series A-1, Prerefunded 10/1/2020 @ 100, 5.5%, 10/1/2025	725,000	802,140
Series A-1, 5.5%, 10/1/2026	3,335,000	3,681,073
Series A-1, Prerefunded 10/1/2020 @ 100, 5.5%, 10/1/2026	1,065,000	1,178,316
Miami-Dade County, FL, School Board, Certificates of Participation, Series D, 5.0%, 2/1/2029	7,000,000	8,143,730
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2027, INS: AGMC	10,000,000	10,857,100
Monroe County, FL, School District, Sales Tax Revenue, 5.0%, 10/1/2023, INS: AGMC	1,200,000	1,389,828
Orlando & Orange County, FL, Expressway Authority Revenue:
Series B, 5.0%, 7/1/2022	2,000,000	2,266,660
Series A, Prerefunded 7/1/2020 @ 100, 5.0%, 7/1/2028	7,500,000	8,126,850
South Florida, Water Management District, Certificates of Participation, 5.0%, 10/1/2023	3,000,000	3,463,890
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,507,050

		83,090,246

Georgia 4.0%
Atlanta, GA, Airport Passenger Facility Charge Revenue, Series B, 5.0%, 1/1/2021	8,345,000	8,902,279
Atlanta, GA, Airport Revenue, Series C, 5.75%, 1/1/2023	2,460,000	2,755,643
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.0%, 11/1/2022	3,000,000	3,436,860
Series B, 5.25%, 11/1/2027, INS: AGMC	10,000,000	12,378,900
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2033	1,000,000	1,151,260
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2029	10,300,000	11,587,191

The accompanying notes are an integral part of the financial statements.

Deutsche Intermediate Tax/AMT Free Fund	13

	Principal Amount ($)	Value ($)
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2033	1,000,000	1,151,260
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System Obligated Group:
Series B, 5.5%, 2/15/2029	2,110,000	2,267,638
Series B, Prerefunded 2/15/2020 @ 100, 5.5%, 2/15/2029	6,790,000	7,354,724
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	1,705,000	2,001,227
Georgia, Municipal Electric Authority, Combined Cycle Project:
Series A, 5.0%, 11/1/2022	1,000,000	1,134,060
Series A, 5.0%, 11/1/2027	1,000,000	1,081,090
Georgia, Municipal Electric Authority, General Resolution Projects, Series A, 5.25%, 1/1/2019	2,500,000	2,590,850
Georgia, Municipal Electric Authority, Project One, Series A, 5.0%, 1/1/2021	3,420,000	3,724,448
Georgia, State General Obligation, Series C-1, 3.0%, 1/1/2027	5,000,000	5,344,400
Georgia, State Road & Tollway Authority Revenue, Federal Highway Grant Anticipation Bonds, Series A, Prerefunded 6/1/2019 @ 100, 5.0%, 6/1/2021	2,500,000	2,626,300

		69,488,130

Guam 0.1%
Guam, Government Limited Obligation Revenue, Section 30, Series A, Prerefunded 12/1/2019 @ 100, 5.375%, 12/1/2024	1,000,000	1,073,710

Hawaii 2.3%
Hawaii, State Airports Systems Revenue:
Series A, 5.25%, 7/1/2027	2,335,000	2,540,480
Series A, 5.25%, 7/1/2028	5,010,000	5,449,577
Series A, 5.25%, 7/1/2029	3,155,000	3,430,968
Hawaii, State General Obligation:
Series FB, 4.0%, 4/1/2029	10,000,000	11,089,100
Series FH, 4.0%, 10/1/2031	8,000,000	8,798,400
Series FK, 4.0%, 5/1/2032	4,400,000	4,814,920
Series DK, Prerefunded 5/1/2018 @ 100, 5.0%, 5/1/2021	180,000	182,761
Honolulu City & County, HI, Wastewater Systems Revenue:
Series B, 4.0%, 7/1/2029	2,475,000	2,741,756
Series B, 4.0%, 7/1/2030	1,000,000	1,098,900

		40,146,862

The accompanying notes are an integral part of the financial statements.

14	Deutsche Intermediate Tax/AMT Free Fund

	Principal Amount ($)	Value ($)
Illinois 5.4%
Chicago, IL, O’Hare International Airport Revenue:
Series D, 5.0%, 1/1/2023	6,540,000	7,485,684
Series B, 5.0%, 1/1/2029	5,000,000	5,784,800
Series C, 5.25%, 1/1/2030, INS: AGC	10,000,000	10,602,600
Chicago, IL, O’Hare International Airport Revenue, Senior Lien:
Series C, 5.0%, 1/1/2030	1,250,000	1,457,312
Series B, 5.0%, 1/1/2033	3,000,000	3,496,860
Illinois, Railsplitter Tobacco Settlement Authority Revenue:
5.0%, 6/1/2019	3,500,000	3,696,035
5.25%, 6/1/2020	3,000,000	3,284,940
Illinois, Regional Transportation Authority, Series A, 5.5%, 7/1/2024, INS: NATL	5,000,000	5,977,800
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2026	6,330,000	7,469,337
Illinois, State Municipal Electric Agency, Power Supply Revenue, Series A, 5.0%, 2/1/2028	10,000,000	11,732,300
Illinois, State Toll Highway Authority Revenue:
Series D, 5.0%, 1/1/2024	11,840,000	13,810,650
Series A, 5.0%, 1/1/2027	1,250,000	1,422,325
Series A, 5.0%, 1/1/2028	1,250,000	1,417,175
Series A-1, 5.25%, 1/1/2030	5,000,000	5,350,800
Illinois, Will, Grundy Etc. Counties, Community College District Number 525, Joliet Jr. College, 6.25%, 6/1/2021	1,000,000	1,024,380
Northern, IL, Municipal Power Agency, Power Project Revenue, Series A, 5.0%, 12/1/2028	3,435,000	4,020,118
Rockford-Concord Commons, IL, Housing Facility, Concord Commons Project, Series A, 6.15%, 11/1/2022	645,000	646,799
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2029	3,500,000	4,001,410

		92,681,325

Indiana 1.5%
Indiana, State Finance Authority Revenue, Green Bonds, Series B, 5.0%, 2/1/2023	4,285,000	4,959,759
Indiana, Transportation Finance Authority Highway Revenue, Series A, 5.5%, 12/1/2022	10,000,000	11,295,500
Indiana, Wastewater Utility Revenue, CWA Authority Project, Series A, 5.0%, 10/1/2027	1,565,000	1,770,641
Indianapolis, IN, Local Public Improvement Bond Bank, Series K, 5.0%, 6/1/2026	5,355,000	5,892,267
Jasper County, IN, Pollution Control Revenue, Northern Indiana Public Service, Series C, 5.85%, 4/1/2019, INS: NATL	2,000,000	2,107,160

		26,025,327

The accompanying notes are an integral part of the financial statements.

Deutsche Intermediate Tax/AMT Free Fund	15

	Principal Amount ($)	Value ($)
Iowa 1.6%
Iowa, State Finance Authority Revenue, Green Bonds, State Revolving Fund, 5.0%, 8/1/2024	15,000,000	17,833,050
Iowa, State Finance Authority, Health Facilities Revenue, Iowa Health System, 5.25%, 2/15/2029, INS: AGC	10,000,000	10,442,700

		28,275,750

Kansas 0.7%
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health, 5.5%, 11/15/2022	4,470,000	4,805,563
Kansas, State Development Finance Authority, Sisters of Charity of Leavenworth Health System, Inc.:
Series A, 5.25%, 1/1/2025	995,000	1,068,182
Series A, Prerefunded 1/1/2020 @ 100, 5.25%, 1/1/2025	6,505,000	6,983,443

		12,857,188

Kentucky 0.1%
Kentucky, Asset/Liability Commission Agency Revenue, Federal Highway Trust, First Series, 5.25%, 9/1/2019, INS: NATL	1,000,000	1,060,290

Louisiana 0.2%
Louisiana, Local Government Environmental Facilities & Community Development Authority, LCTCS Facilities Corp. Project, Series B, Prerefunded 10/1/2019 @ 100, 5.0%, 10/1/2027, INS: AGC	1,365,000	1,448,620
Louisiana, Regional Transit Authority, Sales Tax Revenue, 5.0%, 12/1/2025, INS: AGMC	1,550,000	1,684,850

		3,133,470

Maine 0.5%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.25%, 7/1/2031	8,040,000	8,660,929

Massachusetts 3.1%
Massachusetts, Metropolitan Boston Transit Parking Corp., Systemwide Parking Revenue, Senior Lien, 5.0%, 7/1/2028	3,760,000	4,163,711
Massachusetts, State Development Finance Agency Revenue, Series H-1, 5.0%, 7/1/2022	2,740,000	3,097,625
Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:
Series I, 5.0%, 7/1/2027	3,300,000	3,927,528
Series I, 5.0%, 7/1/2028	5,000,000	5,904,300
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series B-3, 5.0%, 1/1/2022	4,210,000	4,635,126

The accompanying notes are an integral part of the financial statements.

16	Deutsche Intermediate Tax/AMT Free Fund

	Principal Amount ($)	Value ($)
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series M-3, MUNIPSA + 0.55%, 1.52%*, Mandatory Put 1/30/2018 @ 100, 7/1/2038	4,890,000	4,892,103
Massachusetts, State Development Finance Agency Revenue, Suffolk University:
5.0%, 7/1/2031	5,860,000	6,823,677
Series A, 6.0%, 7/1/2024	1,785,000	1,908,379
Series A, Prerefunded 7/1/2019 @ 100, 6.0%, 7/1/2024	3,215,000	3,435,678
Massachusetts, State Housing Finance Agency, Series 162, 2.75%, 12/1/2041	545,000	551,425
Massachusetts, State School Building Authority, Sales Tax Revenue, Series B, 5.0%, 10/15/2027	7,000,000	7,829,570
Massachusetts, State Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs:
Series A, 5.0%, 6/1/2031	2,750,000	3,220,690
Series A, 5.0%, 6/1/2032	2,800,000	3,271,856

		53,661,668

Michigan 4.6%
Detroit, MI, City School District Building & Site:
Series A, 5.0%, 5/1/2020	3,110,000	3,338,896
Series A, 5.0%, 5/1/2021	2,100,000	2,308,719
Michigan, Great Lakes Water Authority, Water Supply Systems Revenue, Senior Lien, Series C, 5.0%, 7/1/2031	10,000,000	11,592,200
Michigan, State Building Authority Revenue, Facilities Program:
Series II-A, 5.0%, 10/15/2024	1,610,000	1,792,510
Series I, 5.0%, 4/15/2027	11,225,000	13,313,748
Michigan, State Finance Authority Revenue, Series C-3, 5.0%, 4/1/2023	3,000,000	3,344,730
Michigan, State Finance Authority Revenue, Clean Water Revolving Fund, Series B, 4.0%, 10/1/2030	7,500,000	8,236,125
Michigan, State Finance Authority Revenue, Henry Ford Health System:
5.0%, 11/15/2028	2,000,000	2,346,360
5.0%, 11/15/2031	10,700,000	12,279,962
Michigan, State Finance Authority Revenue, Trinity Health Corp., 5.5%, 12/1/2026	2,000,000	2,444,280
Michigan, State Hospital Finance Authority Revenue, Ascension Health Credit Group, 5.0%, 11/15/2027	2,250,000	2,655,157
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series B, 5.0%, 11/15/2025	5,920,000	6,290,355
Michigan, State Trunk Line, 5.0%, 11/1/2024	3,000,000	3,183,900

The accompanying notes are an integral part of the financial statements.

Deutsche Intermediate Tax/AMT Free Fund	17

	Principal Amount ($)	Value ($)
University of Michigan, State University Revenues, Series E, MUNIPSA + 0.43%, 1.4%*, Mandatory Put 4/2/2018 @ 100, 4/1/2033	7,000,000	7,000,000

		80,126,942

Minnesota 0.8%
Minneapolis & St. Paul, MN, Metropolitan Airports Commission, Airport Revenue:
Series A, 5.0%, 1/1/2027	2,000,000	2,324,200
Series A, 5.0%, 1/1/2028	3,500,000	4,060,840
Minnesota, State General Fund Revenue, Series B, 5.0%, 3/1/2023	5,945,000	6,707,981

		13,093,021

Mississippi 1.0%
Mississippi, Development Bank Special Obligation, Department of Corrections:
Series C, Prerefunded 8/1/2020 @ 100, 5.25%, 8/1/2027	6,110,000	6,684,646
Series D, Prerefunded 8/1/2020 @ 100, 5.25%, 8/1/2027	5,000,000	5,470,250
Mississippi, State Gaming Tax Revenue, Series E, 5.0%, 10/15/2028	4,755,000	5,609,901

		17,764,797

Missouri 0.2%
Cape Girardeau County, MO, Industrial Development Authority, St. Francis Medical Center:
Series A, 5.0%, 6/1/2022	1,570,000	1,771,729
Series A, 5.0%, 6/1/2023	1,375,000	1,548,663
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program, Series D, 4.8%, 3/1/2040	360,000	366,516
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027	245,000	252,475

		3,939,383

Nebraska 0.1%
Nebraska, State Investment Finance Authority, Single Family Housing Revenue:
Series E, 3.0%, 3/1/2043	600,000	604,728
Series C, 4.5%, 9/1/2043	1,845,000	1,875,664

		2,480,392

Nevada 1.7%
Clark County, NV, Board Bank:
5.0%, 6/1/2024	3,040,000	3,189,902
5.0%, 6/1/2025	3,190,000	3,346,342

The accompanying notes are an integral part of the financial statements.

18	Deutsche Intermediate Tax/AMT Free Fund

	Principal Amount ($)	Value ($)
Clark County, NV, Flood Control, 5.0%, 11/1/2022	3,215,000	3,678,282
Clark County, NV, General Obligation, Series A, 5.0%, 12/1/2026	3,025,000	3,219,054
Las Vegas Valley, NV, Water District:
Series A, 5.0%, 6/1/2027	2,000,000	2,375,720
Series C, 5.0%, 9/15/2027	4,355,000	5,194,992
Series B, 5.0%, 12/1/2027	2,500,000	2,967,750
Washoe County, NV, School District, Series A, 5.0%, 6/1/2026	4,855,000	5,650,832

		29,622,874

New Hampshire 0.6%
New Hampshire, State Municipal Bond Bank:
Series B, 4.0%, 8/15/2030	2,875,000	3,132,945
Series B, 4.0%, 8/15/2031	4,515,000	4,896,246
New Hampshire, State Turnpike Systems, Series B, 5.0%, 2/1/2024	1,775,000	1,979,640

		10,008,831

New Jersey 2.2%
New Jersey, State Economic Development Authority Revenue, School Facilities Construction, Series W, Prerefunded 3/1/2018 @ 100, 5.0%, 3/1/2019	25,000	25,222
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	2,060,000	1,998,427
New Jersey, State Health Care Facilities Financing Authority Revenue, Princeton Healthcare System, Series A, 5.0%, 7/1/2024	2,000,000	2,307,940
New Jersey, State Transportation Trust Fund Authority:
Series B, 5.25%, 6/15/2025	5,000,000	5,438,900
Series B, 5.25%, 6/15/2026	5,000,000	5,431,850
New Jersey, State Turnpike Authority Revenue:
Series B, 5.0%, 1/1/2028	7,870,000	8,959,050
Series A, 5.0%, 1/1/2032	12,000,000	14,176,320

		38,337,709

New Mexico 0.1%
New Mexico, Mortgage Finance Authority, Single Family Mortgage:
“I”, Series E, 5.3%, 9/1/2040	410,000	423,678
“I”, Series D, 5.35%, 9/1/2040	290,000	302,841
“I”, Series B-2, 5.65%, 9/1/2039	165,000	169,382

		895,901

The accompanying notes are an integral part of the financial statements.

Deutsche Intermediate Tax/AMT Free Fund	19

	Principal Amount ($)	Value ($)
New York 7.8%
Nassau County, NY, Sewer & Storm Water Finance Authority Systems Revenue, Series A, 5.0%, 10/1/2023	3,000,000	3,528,540
New York, Metropolitan Transportation Authority Revenue, Series D-2B, 0.69% of 1-month USD-LIBOR + 0.6%, 1.457%*, Mandatory Put 5/15/2018 @ 100, 11/1/2032, INS: AGMC	4,200,000	4,201,134
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-2B, MUNIPSA + 0.58%, 1.55%*, Mandatory Put 11/1/2019 @ 100, 11/1/2031	5,000,000	5,006,350
New York, State Dormitory Authority Revenues, Non State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, 5.0%, 5/1/2028	8,820,000	10,283,503
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine, Series A, 5.0%, 7/1/2021	1,000,000	1,078,320
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2029	10,000,000	11,100,700
New York, State Thruway Authority, Series J, 5.0%, 1/1/2028	10,000,000	11,491,900
New York, TSASC, Inc., Series A, 5.0%, 6/1/2022	1,000,000	1,130,100
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series AA, 5.0%, 6/15/2021	8,145,000	8,314,334
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series B1, 5.0%, 11/1/2027	750,000	877,800
Series B1, 5.0%, 11/1/2028	1,175,000	1,372,153
Series D-1, 5.0%, 11/1/2028	9,715,000	10,855,735
Series E-1, 5.0%, 2/1/2029	3,055,000	3,431,865
Series B1, 5.0%, 11/1/2029	935,000	1,088,845
New York City, NY, Transitional Finance Authority, Building Aid Revenue:
Series S-2, 5.0%, 7/15/2028	6,750,000	8,036,887
Series S-2, 5.0%, 7/15/2031	12,110,000	14,510,929
New York, NY, General Obligation:
Series F, 5.0%, 8/1/2024	9,000,000	10,110,240
Series B, 5.0%, 8/1/2026	2,870,000	3,367,055
Series C, 5.0%, 8/1/2027	5,000,000	5,897,000
Series D-1, 5.0%, 8/1/2029	8,620,000	9,931,964
Triborough, NY, Bridge & Tunnel Authority Revenues:
Series ABCD-4, MUNIPSA + 0.35%, 1.32%*, 1/1/2018, INS: AGMC	3,665,000	3,664,927
Series A, 5.0%, 11/15/2028	4,975,000	5,741,598

		135,021,879

The accompanying notes are an integral part of the financial statements.

20	Deutsche Intermediate Tax/AMT Free Fund

	Principal Amount ($)	Value ($)
North Carolina 1.8%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,000,000	1,096,390
North Carolina, Eastern Municipal Power Agency Systems Revenue, Series B, Prerefunded 1/1/2019 @ 100, 5.0%, 1/1/2026	4,200,000	4,351,074
North Carolina, State Capital Improvement Obligation, Series A, Prerefunded 5/1/2020 @ 100, 5.0%, 5/1/2024	10,745,000	11,591,276
North Carolina, State Eastern Municipal Power Agency, Power System Revenue, Series A, Prerefunded 7/1/2022 @ 100, 5.0%, 1/1/2026	1,500,000	1,712,715
North Carolina, State Limited Obligation, Series B, 5.0%, 6/1/2024	10,000,000	11,858,000

		30,609,455

North Dakota 0.1%
Fargo, ND, Sanford Health Systems Revenue, 5.5%, 11/1/2021	1,250,000	1,418,475

Ohio 2.0%
Cleveland, OH, Airport Systems Revenue:
Series A, 5.0%, 1/1/2027	3,000,000	3,309,630
Series A, 5.0%, 1/1/2031, INS: AGMC	1,000,000	1,134,120
Columbus, OH, General Obligation:
Series A, 4.0%, 4/1/2029	2,500,000	2,794,675
Series A, 4.0%, 4/1/2030	3,065,000	3,407,483
Series A, 4.0%, 4/1/2031	2,055,000	2,277,454
Series 1, 5.0%, 7/1/2023	5,125,000	5,970,420
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series D, 5.0%, 11/15/2024	2,800,000	3,129,700
Ohio, State Capital Facilities Lease Appropriation-Administration Building Fund Projects, Series A, 5.0%, 10/1/2022	2,355,000	2,683,004
Ohio, State Higher Educational Facility Commission Revenue, Cleveland Clinic Health, Series A, Prerefunded 1/1/2018 @ 100, 5.25%, 1/1/2021	2,150,000	2,156,429
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems 2010 Project, 5.5%, 11/15/2030, INS: AGMC	5,000,000	5,406,400
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series E, 5.0%, 9/1/2039	35,000	35,321
Ohio, State Turnpike Commission, Infrastructure Projects, Series A-1, 5.25%, 2/15/2029	1,310,000	1,514,229

		33,818,865

The accompanying notes are an integral part of the financial statements.

Deutsche Intermediate Tax/AMT Free Fund	21

	Principal Amount ($)	Value ($)
Oregon 1.5%
Oregon, State Department of Administrative Services Lottery Revenue:
Series C, 5.0%, 4/1/2023	2,000,000	2,323,540
Series E, 5.0%, 4/1/2023	2,020,000	2,346,775
Oregon, State General Obligation:
Series L, 5.0%, 5/1/2025	3,000,000	3,318,030
Series J, Prerefunded 5/1/2021 @ 100, 5.0%, 5/1/2029	5,425,000	6,022,944
Port of Portland, OR, Airport Revenue, Passenger Facility Charge, Portland International Airport:
Series A, 5.5%, 7/1/2026	4,025,000	4,541,327
Series A, 5.5%, 7/1/2029	7,000,000	7,856,590

		26,409,206

Pennsylvania 5.6%
Montgomery County, PA, Higher Education & Health Authority, State Presbyterian Homes, Inc. Project:
5.0%, 12/1/2027	2,735,000	3,138,030
5.0%, 12/1/2032	2,745,000	3,096,058
Pennsylvania, Commonwealth Systems of Higher Education, University of Pittsburgh Capital Project, Series B, Prerefunded 3/15/2019 @ 100, 5.5%, 9/15/2024	1,000,000	1,049,740
Pennsylvania, Delaware River Joint Toll Bridge Commission Revenue:
5.0%, 7/1/2031	1,000,000	1,192,900
5.0%, 7/1/2032	1,500,000	1,782,390
Pennsylvania, Saint Mary Hospital Authority, Health System Revenue, Catholic Health East, Series A, 5.0%, 11/15/2021	8,000,000	8,694,480
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group:
Series A, 5.0%, 2/1/2028	3,000,000	3,464,970
5.0%, 3/15/2029	10,000,000	11,804,000
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue, Series B, 5.0%, 7/1/2021	2,215,000	2,221,069
Pennsylvania, State General Obligation, Series 2, 5.0%, 9/15/2029	7,000,000	8,238,860
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, 3.5%, 10/1/2041	5,055,000	5,292,080
Series 122, 4.0%, 10/1/2046	8,585,000	9,192,131
Pennsylvania, State Turnpike Commission Revenue:
Series B-1, MUNIPSA + 0.88%*, 1.85%, 12/1/2020	3,000,000	3,037,230
Series B, MUNIPSA + 1.15%, 2.12%*, 12/1/2019	500,000	506,685

The accompanying notes are an integral part of the financial statements.

22	Deutsche Intermediate Tax/AMT Free Fund

	Principal Amount ($)	Value ($)
Series C, 5.0%, 12/1/2028	2,950,000	3,440,969
Series B, 5.0%, 6/1/2029	5,000,000	5,773,100
Series A-2, 5.0%, 12/1/2030	3,500,000	4,146,940
Series A-1, 5.0%, 12/1/2031	1,000,000	1,181,030
Series C, Prerefunded 12/1/2023 @ 100, 5.5%, 12/1/2026	2,120,000	2,552,946
Series C, Prerefunded 12/1/2023 @ 100, 5.5%, 12/1/2027	2,820,000	3,395,900
Series C, Prerefunded 12/1/2023 @ 100, 5.5%, 12/1/2028	1,000,000	1,204,220
Philadelphia, PA, Gas Works Revenue, 1998 General Ordinance, Series 14, 5.0%, 10/1/2029	1,500,000	1,760,235
Philadelphia, PA, Redevelopment Authority, Multi-Family Housing Revenue, Woodstock, 5.45%, 2/1/2023	295,000	296,221
Philadelphia, PA, School District:
Series F, 5.0%, 9/1/2030	8,970,000	10,039,852
Series F, Prerefunded 9/1/2026 @ 100, 5.0%, 9/1/2030	30,000	36,860

		96,538,896

Puerto Rico 0.0%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A, Prerefunded 8/1/2019 @ 100, 5.5%, 8/1/2028	45,000	47,867

South Carolina 1.2%
Beaufort County, SC, School District, Series A, 5.0%, 3/1/2023	7,360,000	8,500,947
Berkeley County, SC, School District Installment Purchase Revenue, Securing Assets for Education, Series A, 5.0%, 12/1/2026	2,000,000	2,338,440
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2025	2,755,000	3,073,919
South Carolina, Beaufort-Jasper Water & Sewer Authority, Waterworks & Sewer System Revenue:
Series B, 5.0%, 3/1/2023	1,880,000	2,171,438
Series B, 5.0%, 3/1/2024	500,000	590,165
South Carolina, SCAGO Educational Facilities Corp. for Pickens School District, 5.0%, 12/1/2026	2,970,000	3,456,753

		20,131,662

Tennessee 0.7%
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, 3.0%, 7/1/2038	3,765,000	3,831,979
Tennessee, State Energy Acquisition Corp., Gas Revenue, Series A, 4.0%, Mandatory Put 5/1/2023 @ 100, 5/1/2048	5,250,000	5,723,708
Tennessee, State Housing Development Agency, Homeownership Program:
Series 2C, 4.0%, 7/1/2038	1,145,000	1,181,926
Series 1C, 4.5%, 7/1/2037	1,205,000	1,255,923

		11,993,536

The accompanying notes are an integral part of the financial statements.

Deutsche Intermediate Tax/AMT Free Fund	23

	Principal Amount ($)	Value ($)
Texas 19.9%
Allen, TX, Independent School District, 5.0%, 2/15/2025	1,640,000	1,802,294
Comal, TX, Independent School District, School Building Improvements, Series A, 5.25%, 2/1/2020	40,000	40,261
Dallas, TX, Independent School District, Series A, 4.0%, 2/15/2029	12,710,000	14,064,250
Dallas, TX, Waterworks & Sewer Systems Revenue:
5.0%, 10/1/2029	970,000	1,053,701
Prerefunded 10/1/2020 @ 100, 5.0%, 10/1/2029	3,030,000	3,301,943
5.0%, 10/1/2030	1,210,000	1,314,060
Prerefunded 10/1/2020 @ 100, 5.0%, 10/1/2030	3,790,000	4,130,152
Dallas-Fort Worth, TX, International Airport Revenue, Series B, 5.0%, 11/1/2028	5,000,000	5,650,400
Denton County, TX, General Obligation, 4.0%, 7/15/2030	3,000,000	3,281,850
Duncanville, TX, Independent School District, 5.0%, 2/15/2028	5,645,000	6,708,123
El Paso, TX, Independent School District, School Building Improvements, 5.0%, 8/15/2022	680,000	698,068
Fort Bend County, TX, General Obligation:
Series B, 5.0%, 3/1/2027	4,470,000	5,287,071
Series B, 5.0%, 3/1/2028	7,800,000	9,180,132
Fort Worth, TX, Independent School District, School Building, 5.0%, 2/15/2028	9,210,000	9,850,187
Frisco, TX, Independent School District:
4.0%, 8/15/2029	6,940,000	7,742,056
4.0%, 8/15/2030	8,170,000	9,050,726
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Hospital Health System, Series B, MUNIPSA + 0.58%, 1.55%*, Mandatory Put 12/1/2019 @ 100, 12/1/2042	6,000,000	6,003,660
Harris County, TX, Flood Control District, Contract Tax Revenue:
Series B, 5.0%, 10/1/2028	5,000,000	6,009,150
Series A, Prerefunded 10/1/2020 @ 100, 5.0%, 10/1/2029	5,000,000	5,441,550
Harris County, TX, Metropolitan Transit Authority, Sales & Use Tax, Series A, 5.0%, 11/1/2031	2,795,000	3,107,565
Houston, TX, Airport Systems Revenue:
Series B, 5.0%, 7/1/2026	4,000,000	4,423,640
Series B, 5.0%, 7/1/2027	9,600,000	10,911,552
Series A, 5.25%, 7/1/2029	8,000,000	8,181,760
Houston, TX, General Obligation, Series A, 5.0%, 3/1/2026	865,000	901,754
Houston, TX, Port Authority, Series A, 5.0%, 10/1/2023	4,565,000	5,336,257
Houston, TX, Utility System Revenue, SIFMA Index, Series A, MUNIPSA + 0.90%, 1.87%*, Mandatory Put 5/1/2020 @ 100, 5/15/2034	12,000,000	12,093,360

The accompanying notes are an integral part of the financial statements.

24	Deutsche Intermediate Tax/AMT Free Fund

	Principal Amount ($)	Value ($)
Houston, TX, Utility Systems Revenue:
Series C, 5.0%, 5/15/2022	2,000,000	2,268,660
Series D, 5.0%, 11/15/2028	3,560,000	4,237,361
Series A, 5.25%, 11/15/2028	2,500,000	2,756,325
Humble, TX, Independent School District, School Building, Series A, 5.0%, 2/15/2029	1,335,000	1,464,054
Judson, TX, Independent School District, School Building, 4.0%, 2/1/2029	2,000,000	2,212,340
Katy, TX, Independent School District:
Series B, 5.0%, 2/15/2027	3,020,000	3,586,552
Series A, 5.0%, 2/15/2028	6,210,000	7,379,529
Longview, TX, Independent School District, School Building Improvements, Prerefunded 8/15/2018 @ 100, 5.0%, 2/15/2022	265,000	271,591
Lubbock, TX, General Obligation, 5.0%, 2/15/2029	2,000,000	2,192,040
Magnolia, TX, Independent School District:
4.0%, 8/15/2029	1,255,000	1,383,261
4.0%, 8/15/2030	1,305,000	1,424,055
North Texas, Tollway Authority Revenue:
Series A, 5.0%, 1/1/2027	1,945,000	2,268,084
Series A, 5.0%, 1/1/2028	1,150,000	1,334,541
Series B, 5.0%, 1/1/2029	2,845,000	3,315,591
North Texas, Tollway Authority Revenue, First Tier:
Series A, 5.0%, 1/1/2025	1,480,000	1,727,249
Series A, 6.0%, 1/1/2022	865,000	868,071
North Texas, Tollway Authority Revenue, Special Projects Systems:
Series D, Prerefunded 9/1/2021 @ 100, 5.25%, 9/1/2027	9,080,000	10,208,372
Series A, Prerefunded 9/1/2021 @ 100, 5.5%, 9/1/2028	1,240,000	1,407,673
Pearland, TX, Independent School District, School Building:
4.0%, 2/15/2031	3,815,000	4,162,737
4.0%, 2/15/2032	3,650,000	3,963,134
Plano, TX, General Obligation:
5.0%, 9/1/2029	645,000	690,131
Prerefunded 3/1/2020 @ 100, 5.0%, 9/1/2029	990,000	1,063,121
San Antonio, TX, Electric & Gas Revenue, Series A, Prerefunded 2/1/2019 @ 100, 5.25%, 2/1/2026	7,000,000	7,295,190
San Antonio, TX, Water Systems Revenue, Junior Lien, Series E, 5.0%, 5/15/2027	1,900,000	2,189,598
Socorro, TX, Independent School District:
Series A, 4.0%, 8/15/2031	3,140,000	3,452,336
Series B, 4.0%, 8/15/2031	9,035,000	9,933,711
Series A, 4.0%, 8/15/2032	1,500,000	1,639,875
Series B, 4.0%, 8/15/2032	3,000,000	3,279,750

The accompanying notes are an integral part of the financial statements.

Deutsche Intermediate Tax/AMT Free Fund	25

	Principal Amount ($)	Value ($)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, Prerefunded 8/15/2020 @ 100, 5.25%, 8/15/2023	2,500,000	2,738,243
Tarrant, TX, Regional Water District Revenue, 5.0%, 3/1/2024	4,955,000	5,848,535
Texas, Aldine Independent School District, 4.0%, 2/15/2032	3,000,000	3,279,840
Texas, Dallas-Fort Worth International Airport Revenue:
Series A, 5.0%, 11/1/2018	1,000,000	1,032,740
Series D, 5.0%, 11/1/2024	2,250,000	2,461,793
Series C, 5.0%, 11/1/2025	4,605,000	5,037,133
Series C, 5.0%, 11/1/2026	3,290,000	3,596,760
Texas, Grapevine-Colleyville Independent School District Building, 5.0%, 8/15/2031	3,465,000	3,858,485
Texas, Klein Independent School District, Series A, 5.0%, 8/1/2030	5,745,000	6,810,583
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	13,680,000	16,654,032
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020, GTY: The Goldman Sachs Group, Inc.	3,790,000	4,153,347
Texas, State Department of Housing & Community Affairs, Residential Mortgage Revenue, Series A, 5.375%, 1/1/2039	280,000	281,509
Texas, State General Obligation, Series B-2, 2.0%, Mandatory Put 8/1/2019 @ 100, 8/1/2025	3,435,000	3,435,824
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue, 5.0%, 12/15/2022, GTY: Macquarie Group Ltd.	5,000,000	5,711,850
Texas, State Transportation Commission, Series A, 5.0%, 10/1/2028	5,000,000	5,913,850
Texas, State Transportation Commission Mobility Fund, Series B, MUNIPSA + 0.38%, 1.35%*, Mandatory Put 10/1/2018 @ 100, 10/1/2041	5,000,000	5,002,950
Texas, State University Systems Financing Revenue, Series A, 5.0%, 3/15/2027	4,000,000	4,734,760
Texas, State Veterans Housing Assistance Program, Fund II, Series A, 5.25%, 12/1/2023	4,000,000	4,220,440
Texas, State Water Development Board, Series A, 4.0%, 10/15/2032	5,000,000	5,477,750
Victoria, TX, Independent School District:
4.0%, 2/15/2028	5,000,000	5,550,200
4.0%, 2/15/2029	3,625,000	3,991,053
West Harris County, TX, Regional Water Authority, Water Systems Revenue:
5.0%, 12/15/2026	2,640,000	2,809,330

The accompanying notes are an integral part of the financial statements.

26	Deutsche Intermediate Tax/AMT Free Fund

	Principal Amount ($)	Value ($)
5.0%, 12/15/2027	2,770,000	2,944,815
5.0%, 12/15/2028	2,905,000	3,085,313

		342,171,589

Utah 0.2%
Riverton, UT, Hospital Revenue, IHC Health Services, Inc., 5.0%, 8/15/2020	2,825,000	2,992,410

Virginia 1.5%
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century College, Series B, 4.0%, 2/1/2029	16,745,000	18,444,952
Virginia, State Public School Authority, School Financing, Series B, 4.0%, 8/1/2029	7,060,000	7,868,088

		26,313,040

Washington 5.2%
King County, WA, Public Hospital District No. 2, 5.0%, 12/1/2022	6,865,000	7,852,805
Port of Seattle, WA, Revenue Bond, Series B, 5.0%, 3/1/2022	1,250,000	1,410,425
Seattle, WA, Municipal Light & Power Revenue:
Series B-1, MUNIPSA + 0.68%, 1.65%*, Mandatory Put 11/1/2018 @ 100, 5/1/2045	6,000,000	6,013,320
Series B, 5.0%, 2/1/2025	7,250,000	7,741,985
Seattle, WA, Solid Waste Revenue, 4.0%, 6/1/2031	5,150,000	5,610,101
Washington, Energy Northwest Electric Revenue, Project No. 1, Series A, 5.0%, 7/1/2028	5,000,000	5,952,650
Washington, State General Obligation:
Series 2011-A, Prerefunded 8/1/2020 @ 100, 5.0%, 8/1/2028	10,000,000	10,834,900
Series R-2015-C, 5.0%, 7/1/2030	3,095,000	3,631,085
Series 2011-A, Prerefunded 8/1/2020 @ 100, 5.0%, 8/1/2031	17,845,000	19,334,879
Series A, 5.0%, 8/1/2032	14,000,000	15,515,920
Washington, State Health Care Facilities Authority Revenue, Multicare Health Systems:
Series B, 5.0%, 8/15/2030	1,000,000	1,191,010
Series B, 5.0%, 8/15/2032	1,275,000	1,503,684
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, 5.0%, 8/15/2029	2,300,000	2,655,143
Washington, State Housing Finance Commission, Homeownership Program, Series A, 4.7%, 10/1/2028	290,000	298,068

		89,545,975

The accompanying notes are an integral part of the financial statements.

Deutsche Intermediate Tax/AMT Free Fund	27

	Principal Amount ($)	Value ($)
West Virginia 0.2%
West Virginia, State Hospital Finance Authority Revenue, State University Health System Obligated Group, Series A, 5.0%, 6/1/2032	2,400,000	2,743,200

Wisconsin 2.1%
Wisconsin, State Clean Water Revenue:
Prerefunded 6/1/2024 @ 100, 5.0%, 6/1/2029	8,500,000	10,067,910
Series 1, Prerefunded 6/1/2020 @ 100, 5.0%, 6/1/2031	2,500,000	2,709,375
Wisconsin, State General Fund, Annual Appropriation Revenue:
Series A, 6.0%, 5/1/2026	4,525,000	4,805,007
Series A, Prerefunded 5/1/2019 @ 100, 6.0%, 5/1/2026	475,000	503,913
Wisconsin, State General Obligation:
Series 1, 5.0%, 5/1/2027	3,000,000	3,467,460
Series A, Prerefunded 5/1/2021 @ 100, 5.25%, 5/1/2026	3,500,000	3,908,485
Wisconsin, State Health & Educational Facilities Authority Revenue, Children’s Hospital of Wisconsin, Series B, 5.375%, 8/15/2024	1,000,000	1,073,560
Wisconsin, State Transportation Revenue:
Series 2, 5.0%, 7/1/2023	2,500,000	2,906,650
Series 2, 5.0%, 7/1/2026	5,000,000	5,906,250

		35,348,610

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,642,994,324)	98.9	1,704,647,834
Other Assets and Liabilities, Net	1.1	18,432,153

Net Assets	100.0	1,723,079,987

*	Variable or floating rate security. These securities are shown at their current rate as of November 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.

AGC: Assured Guaranty Corp.

AGMC: Assured Guaranty Municipal Corp.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

GTY: Guaranty Agreement

INS: Insured

LIBOR: London Interbank Offered Rate

MUNIPSA: SIFMA Municipal Swap Index Yield

The accompanying notes are an integral part of the financial statements.

28	Deutsche Intermediate Tax/AMT Free Fund

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SIFMA: Securities Industry and Financial Markets Association

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (b)	$—	$1,704,647,834	$—	$1,704,647,834
Total	$—	$1,704,647,834	$—	$1,704,647,834

There have been no transfers between fair value measurement levels during the period ended November 30, 2017.

(b)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Deutsche Intermediate Tax/AMT Free Fund	29

Statement of Assets and Liabilities

As of November 30, 2017 (Unaudited)

Assets
Investments in securities, at value (cost $1,642,994,324)	$1,704,647,834
Cash	21,486
Receivable for investments sold	1,128,052
Receivable for Fund shares sold	2,076,425
Interest receivable	21,231,260
Other assets	88,601
Total assets	1,729,193,658

Liabilities
Line of credit loan payable	2,200,000
Payable for Fund shares redeemed	1,832,472
Distributions payable	515,454
Accrued management fee	411,304
Accrued Trustees’ fees	10,940
Other accrued expenses and payables	1,143,501
Total liabilities	6,113,671
Net assets, at value	$1,723,079,987

Net Assets Consist of
Undistributed net investment income	753,200
Net unrealized appreciation (depreciation) on investments	61,653,510
Accumulated net realized gain (loss)	(4,600,705)
Paid-in capital	1,665,273,982
Net assets, at value	$1,723,079,987

The accompanying notes are an integral part of the financial statements.

30	Deutsche Intermediate Tax/AMT Free Fund

Statement of Assets and Liabilities as of November 30, 2017 (Unaudited) (continued)

Net Asset Value

Class A
Net Asset Value and redemption price per share ($190,544,668 ÷ 16,234,058 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.74
Maximum offering price per share (100 ÷ 97.25 of $11.74)	$12.07
Class C
Net Asset Value offering and redemption price per share ($41,685,481 ÷ 3,552,841 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.73
Class S
Net Asset Value offering and redemption price per share ($657,632,548 ÷ 56,018,665 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.74
Institutional Class
Net Asset Value offering and redemption price per share ($833,217,290 ÷ 70,975,141 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.74

The accompanying notes are an integral part of the financial statements.

Deutsche Intermediate Tax/AMT Free Fund	31

Statement of Operations

for the six months ended November 30, 2017 (Unaudited)

Investment Income
Income:
Interest	$28,657,361
Expenses:
Management fee	2,813,816
Administration fee	893,275
Services to shareholders	1,147,580
Distribution and service fees	471,275
Custodian fee	8,192
Professional fees	69,457
Reports to shareholders	36,037
Registration fees	40,470
Trustees’ fees and expenses	48,122
Other	73,760
Total expenses before expense reductions	5,601,984
Expense reductions	(235,358)
Total expenses after expense reductions	5,366,626
Net investment income	23,290,735

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	3,582,623
Change in net unrealized appreciation (depreciation) on investments	(32,292,855)
Net gain (loss)	(28,710,232)
Net increase (decrease) in net assets resulting from operations	$(5,419,497)

The accompanying notes are an integral part of the financial statements.

32	Deutsche Intermediate Tax/AMT Free Fund

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017

Operations:
Net investment income (loss)	$23,290,735	$48,326,463
Net realized gain (loss)	3,582,623	5,825,711
Change in net unrealized appreciation (depreciation)	(32,292,855)	(38,161,702)
Net increase (decrease) in net assets resulting from operations	(5,419,497)	15,990,472
Distributions to shareholders from:
Net investment income:
Class A	(2,419,796)	(5,725,596)
Class C	(371,056)	(884,438)
Class S	(8,908,202)	(17,211,629)
Institutional Class	(11,570,023)	(24,335,748)
Total distributions	(23,269,077)	(48,157,411)
Fund share transactions:
Proceeds from shares sold	151,853,280	488,345,318
Reinvestment of distributions	20,974,066	43,449,274
Payments for shares redeemed	(223,302,920)	(748,340,034)
Net increase (decrease) in net assets from Fund share transactions	(50,475,574)	(216,545,442)
Increase (decrease) in net assets	(79,164,148)	(248,712,381)
Net assets at beginning of period	1,802,244,135	2,050,956,516
Net assets at end of period (including undistributed net investment income of $753,200 and $731,542, respectively)	$1,723,079,987	$1,802,244,135

The accompanying notes are an integral part of the financial statements.

Deutsche Intermediate Tax/AMT Free Fund	33

Financial Highlights

	Six Months Ended 11/30/17		Years Ended May 31,
Class A	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$11.93		$12.11	$11.88	$11.94	$11.99	$12.07
Income from investment operations:
Net investment income	.14		.28	.28	.28	.31	.30
Net realized and unrealized gain (loss)	(.19)		(.18)	.22	(.06)	(.05)	(.08)
Total from investment operations	(.05)		.10	.50	.22	.26	.22
Less distributions from:
Net investment income	(.14)		(.28)	(.27)	(.28)	(.31)	(.30)
Net asset value, end of period	$11.74		$11.93	$12.11	$11.88	$11.94	$11.99
Total Return (%)[a]	(.39	)**	.83	4.29	1.85 [b]	2.25	1.80

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	191		207	284	311	335	466
Ratio of expenses before expense reductions (%)	.79	*	.79	.79	.79	.78	.78
Ratio of expenses after expense reductions (%)	.79	*	.79	.79	.79	.78	.78
Ratio of net investment income (loss) (%)	2.42	*	2.33	2.29	2.35	2.66	2.45
Portfolio turnover rate (%)	17	**	36	41	54	67	35

[a]	Total return does not reflect the effect of any sales charges.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Annualized
**	Not annualized

34	Deutsche Intermediate Tax/AMT Free Fund

	Six Months Ended 11/30/17		Years Ended May 31,
Class C	(Unaudited)		2017	2016		2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$11.93		$12.10	$11.88		$11.94	$11.99	$12.07
Income from investment operations:
Net investment income	.10		.19	.18		.19	.22	.21
Net realized and unrealized gain (loss)	(.20)		(.17)	.22		(.06)	(.05)	(.08)
Total from investment operations	(.10)		.02	.40		.13	.17	.13
Less distributions from:
Net investment income	(.10)		(.19)	(.18)		(.19)	(.22)	(.21)
Net asset value, end of period	$11.73		$11.93	$12.10		$11.88	$11.94	$11.99
Total Return (%)[a]	(.86	)b**	.15	3.42	[b]	1.09 [b]	1.48 [b]	1.03

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	42		47	62		70	76	106
Ratio of expenses before expense reductions (%)	1.57	*	1.55	1.55		1.56	1.55	1.54
Ratio of expenses after expense reductions (%)	1.55	*	1.55	1.55		1.54	1.54	1.54
Ratio of net investment income (%)	1.66	*	1.57	1.54		1.61	1.90	1.69
Portfolio turnover rate (%)	17	**	36	41		54	67	35

[a]	Total return does not reflect the effect of any sales charges.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Annualized
**	Not annualized

Deutsche Intermediate Tax/AMT Free Fund	35

	Six Months Ended 11/30/17		Years Ended May 31,
Class S	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$11.93		$12.11	$11.89	$11.95	$11.99	$12.07
Income from investment operations:
Net investment income	.16		.31	.30	.31	.34	.32
Net realized and unrealized gain (loss)	(.19)		(.18)	.22	(.06)	(.05)	(.08)
Total from investment operations	(.03)		.13	.52	.25	.29	.24
Less distributions from:
Net investment income	(.16)		(.31)	(.30)	(.31)	(.33)	(.32)
Net asset value, end of period	$11.74		$11.93	$12.11	$11.89	$11.95	$11.99
Total Return (%)[a]	(.27	)**	1.07	4.45	2.11	2.57	1.97

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	658		679	684	675	663	809
Ratio of expenses before expense reductions (%)	.62	*	.62	.62	.61	.63	.61
Ratio of expenses after expense reductions (%)	.55	*	.55	.55	.54	.57	.61
Ratio of net investment income (%)	2.66	*	2.57	2.54	2.60	2.88	2.62
Portfolio turnover rate (%)	17	**	36	41	54	67	35

[a]	Total return would have been lower had certain expenses not been reduced.
*	Annualized
**	Not annualized

36	Deutsche Intermediate Tax/AMT Free Fund

	Six Months Ended 11/30/17		Years Ended May 31,
Institutional Class	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$11.93		$12.11	$11.89	$11.95	$12.00	$12.08
Income (loss) from investment operations:
Net investment income	.16		.31	.31	.31	.34	.33
Net realized and unrealized gain (loss)	(.19)		(.18)	.21	(.06)	(.05)	(.08)
Total from investment operations	(.03)		.13	.52	.25	.29	.25
Less distributions from:
Net investment income	(.16)		(.31)	(.30)	(.31)	(.34)	(.33)
Net asset value, end of period	$11.74		$11.93	$12.11	$11.89	$11.95	$12.00
Total Return (%)	(.27	)**	1.07	4.47	2.12	2.53	2.07

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	833		870	1,021	904	534	520
Ratio of expenses (%)	.55	*	.55	.53	.54	.52	.51
Ratio of net investment income (%)	2.66	*	2.57	2.55	2.59	2.93	2.71
Portfolio turnover rate (%)	17	**	36	41	54	67	35

*	Annualized
**	Not annualized

Deutsche Intermediate Tax/AMT Free Fund	37

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Intermediate Tax/AMT Free Fund (the “Fund”) is a diversified series of Deutsche Tax Free Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for

38	Deutsche Intermediate Tax/AMT Free Fund

similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. These securities are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the

Deutsche Intermediate Tax/AMT Free Fund	39

time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At May 31, 2017, the Fund had a net tax basis capital loss carryforward of approximately $9,149,000, including $1,320,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until May 31, 2018, the expiration date, whichever occurs first; and approximately $7,829,000 of post-enactment short-term losses, which may be applied against realized net taxable capital gains indefinitely.

At May 31, 2017, the aggregate cost of investments for federal income tax purposes was $1,707,516,210. The net unrealized appreciation for all securities based on tax cost was $94,912,520. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $96,176,009 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,263,489.

The Fund has reviewed the tax positions for the open tax years as of May 31, 2017 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

40	Deutsche Intermediate Tax/AMT Free Fund

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended November 30, 2017, purchases and sales of investment securities (excluding short-term investments) aggregated $299,941,301 and $360,388,855, respectively.

Deutsche Intermediate Tax/AMT Free Fund	41

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The management fee payable under the Investment Management Agreement is at an annual rate (exclusive of any applicable waivers/reimbursements) of 0.315% of the Fund’s average daily net assets, computed and accrued daily and payable monthly.

For the period from June 1, 2017 through September 30, 2018, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.80%
Class C	1.55%
Class S	.55%
Institutional Class	.55%

For the six months ended November 30, 2017, fees waived and/or expenses reimbursed for each class are as follows:

Class C	$4,927
Class S	230,431
$235,358

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended November 30, 2017, the Administration Fee was $893,275, of which $142,887 is unpaid.

Service Provider Fees. Deutsche AM Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the

42	Deutsche Intermediate Tax/AMT Free Fund

shareholder servicing fee it receives from the Fund. For the six months ended November 30, 2017, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at November 30, 2017
Class A	$4,075	$2,995
Class C	1,338	951
Class S	27,700	16,101
Institutional Class	10,829	8,176
	$43,942	$28,223

Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, Deutsche AM Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended November 30, 2017, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at November 30, 2017
Class C	$168,116	$26,259

In addition DDI provides information and administrative services for a fee (“Service Fee”) to Class A and C shareholders at an annual rate of up to

0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended November 30, 2017, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at November 30, 2017	Annualized Rate
Class A	$247,178	$118,860	.25%
Class C	55,981	26,826	.25%
	$303,159	$145,686

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended November 30, 2017 aggregated $1,100.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or

Deutsche Intermediate Tax/AMT Free Fund	43

reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended November 30, 2017, the CDSC for Class C shares aggregated $4,414. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares. For the six months ended November 30, 2017, DDI received $1,032 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended November 30, 2017, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $10,906, all of which is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six months ended November 30, 2017, the Fund engaged in securities purchases of $66,580,000 and securities sales of $77,095,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

D. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

At November 30, 2017, the Fund had a $2,200,000 outstanding loan. Interest expense incurred on the borrowings was $309 for the period ended November 30, 2017. The average dollar amount of the borrowings was $1,075,000, the weighted average interest rate on these borrowings was 2.62%, and the Fund had a loan outstanding for four days throughout the period. The borrowings were valued at cost, which approximates fair value.

44	Deutsche Intermediate Tax/AMT Free Fund

E. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended November 30, 2017		Year Ended May 31, 2017
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	527,840	$6,280,631	2,770,384	$32,789,415
Class C	61,812	736,874	318,977	3,797,529
Class S	5,322,610	63,305,992	18,874,283	223,182,643
Institutional Class	6,850,041	81,529,783	19,256,425	228,575,731
		$151,853,280		$488,345,318

Shares issued to shareholders in reinvestment of distributions
Class A	176,134	$2,093,921	420,501	$5,014,185
Class C	23,293	276,880	51,412	612,318
Class S	587,593	6,987,238	1,150,993	13,720,068
Institutional Class	976,830	11,616,027	2,021,532	24,102,703
		$20,974,066		$43,449,274

Shares redeemed
Class A	(1,788,742)	$(21,277,218)	(9,346,225)	$(110,817,754)
Class C	(510,157)	(6,067,982)	(1,536,740)	(18,243,507)
Class S	(6,753,380)	(80,351,056)	(19,612,468)	(232,345,852)
Institutional Class	(9,722,354)	(115,606,664)	(32,677,036)	(386,932,921)
		$(223,302,920)		$(748,340,034)

Net increase (decrease)
Class A	(1,084,768)	$(12,902,666)	(6,155,340)	$(73,014,154)
Class C	(425,052)	(5,054,228)	(1,166,351)	(13,833,660)
Class S	(843,177)	(10,057,826)	412,808	4,556,859
Institutional Class	(1,895,483)	(22,460,854)	(11,399,079)	(134,254,487)
		$(50,475,574)		$(216,545,442)

Deutsche Intermediate Tax/AMT Free Fund	45

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class C and Class S shares limited these expenses; had they not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2017 to November 30, 2017).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

46	Deutsche Intermediate Tax/AMT Free Fund

Expenses and Value of a $1,000 Investment for the six months ended November 30, 2017 (Unaudited)

Actual Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 6/1/17	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/17	$996.10	$991.40	$997.30	$997.30
Expenses Paid per $1,000*	$3.95	$7.74	$2.75	$2.75

Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 6/1/17	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/17	$1,021.11	$1,017.30	$1,022.31	$1,022.31
Expenses Paid per $1,000*	$4.00	$7.84	$2.79	$2.79

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
Deutsche Intermediate Tax/AMT Free Fund	.79%	1.55%	.55%	.55%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Deutsche Intermediate Tax/AMT Free Fund	47

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche Intermediate Tax/AMT Free Fund’s (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (“DIMA”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests

48	Deutsche Intermediate Tax/AMT Free Fund

of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, the Fund’s performance (Class A shares) was in the 3rd quartile, 3rd quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its

Deutsche Intermediate Tax/AMT Free Fund	49

benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2016.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA

50	Deutsche Intermediate Tax/AMT Free Fund

and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Deutsche Intermediate Tax/AMT Free Fund	51

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

52	Deutsche Intermediate Tax/AMT Free Fund

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

deutschefunds.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund’s policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on “proxy voting”at the bottom of the page) — or on the SEC’s Web site — sec.gov. To obtain a written copy of the fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The fund’s portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: Deutsche AM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

Deutsche Intermediate Tax/AMT Free Fund	53

Investment Management

Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	SZMAX	SZMCX	SCMTX	SZMIX
CUSIP Number	25159H 108	25159H 306	25159H 405	25159H 504
Fund Number	445	745	2045	1445

54	Deutsche Intermediate Tax/AMT Free Fund

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Deutsche Intermediate Tax/AMT Free Fund	55

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Investor Services, Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes — information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.

Rev. 05/2017

56	Deutsche Intermediate Tax/AMT Free Fund

DITFF-3

(R-025435-7 1/18)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Intermediate Tax/AMT Free Fund, a series of Deutsche Tax Free Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	1/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	1/29/2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	1/29/2018